Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Common stocks: 83.31%
Consumer discretionary: 0.30%
Household durables: 0.30%
Whirlpool Corporation	20,000	$ 3,097,400
Financials: 0.45%
Banks: 0.45%
Regions Financial Corporation	250,000	4,687,500
Health care: 29.48%
Biotechnology: 10.98%
AbbVie Incorporated	265,000	40,587,400
Amgen Incorporated	140,000	34,062,000
Horizon Therapeutics plc †	212,000	16,909,120
Neurocrine Biosciences Incorporated †	105,000	10,235,400
Vertex Pharmaceuticals Incorporated †	40,000	11,271,600
		113,065,520
Health care equipment & supplies: 3.53%
Abbott Laboratories	200,000	21,730,000
Becton Dickinson & Company	55,000	13,559,150
STERIS plc	5,000	1,030,750
		36,319,900
Health care providers & services: 3.01%
McKesson Corporation	95,000	30,989,950
Life sciences tools & services: 7.87%
Bio-Rad Laboratories Incorporated Class A †	15,000	7,425,000
Charles River Laboratories International Incorporated †	30,000	6,419,100
Danaher Corporation	85,000	21,549,200
IQVIA Holdings Incorporated †	60,000	13,019,400
Thermo Fisher Scientific Incorporated	50,000	27,164,000
West Pharmaceutical Services Incorporated	18,000	5,442,660
		81,019,360
Pharmaceuticals: 4.09%
Bristol-Myers Squibb Company	300,000	23,100,000
Catalent Incorporated †	50,000	5,364,500
Merck & Company Incorporated	150,000	13,675,500
		42,140,000
Industrials: 18.07%
Aerospace & defense: 5.86%
Curtiss-Wright Corporation	45,000	5,942,700
L3Harris Technologies Incorporated	225,000	54,382,499
		60,325,199
Electrical equipment: 1.55%
AMETEK Incorporated	145,000	15,934,050
Industrial conglomerates: 0.59%
Honeywell International Incorporated	35,000	6,083,350
See accompanying notes to portfolio of investments

Allspring Diversified Capital Builder Fund  |  1

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Machinery: 6.45%
Crane Holdings Company	43,000	$ 3,765,080
IDEX Corporation	80,000	14,530,400
John Bean Technologies Corporation	175,000	19,323,500
Oshkosh Corporation	20,000	1,642,800
Parker-Hannifin Corporation	20,000	4,921,000
The Timken Company	420,000	22,281,000
		66,463,780
Professional services: 3.62%
Leidos Holdings Incorporated	370,000	37,262,700
Information technology: 23.11%
Electronic equipment, instruments & components: 4.47%
Amphenol Corporation Class A	540,000	34,765,200
Teledyne Technologies Incorporated †	30,000	11,253,300
		46,018,500
Semiconductors & semiconductor equipment: 11.29%
Advanced Micro Devices Incorporated †	365,000	27,911,550
Analog Devices Incorporated	30,000	4,382,700
Broadcom Incorporated	71,000	34,492,510
Marvell Technology Incorporated	120,000	5,223,600
Microchip Technology Incorporated	330,000	19,166,400
Micron Technology Incorporated	210,000	11,608,800
NVIDIA Corporation	27,000	4,092,930
Qualcomm Incorporated	50,000	6,387,000
Synaptics Incorporated †	25,000	2,951,250
		116,216,740
Software: 7.35%
Adobe Incorporated †	20,000	7,321,200
ANSYS Incorporated †	30,000	7,178,700
Autodesk Incorporated †	30,000	5,158,800
Microsoft Corporation	61,000	15,666,630
Synopsys Incorporated †	133,000	40,392,100
		75,717,430
Materials: 11.90%
Chemicals: 7.32%
Celanese Corporation Series A	72,000	8,467,920
Eastman Chemical Company	160,000	14,363,200
Huntsman Corporation	615,000	17,435,250
Olin Corporation	210,000	9,718,800
PPG Industries Incorporated	32,000	3,658,880
The Sherwin-Williams Company	47,500	10,635,725
Tronox Holdings plc Class A	47,300	794,640
Westlake Chemical Corporation	105,000	10,292,100
		75,366,515
Containers & packaging: 4.58%
AptarGroup Incorporated	76,500	7,895,565
See accompanying notes to portfolio of investments

2  |  Allspring Diversified Capital Builder Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Containers & packaging (continued)
Berry Global Group Incorporated †	570,000	$ 31,144,800
Sealed Air Corporation	140,000	8,080,800
		47,121,165
Total Common stocks (Cost $652,072,544)		857,829,059

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 14.21%
Consumer discretionary: 1.19%
Auto components: 1.19%
Tenneco Incorporated 144A	5.13%	4-15-2029	$13,000,000	12,236,152
Consumer staples: 1.15%
Food products: 0.67%
Post Holdings Incorporated 144A	4.50	9-15-2031	8,435,000	6,898,565
Household durables: 0.48%
Spectrum Brands Incorporated 144A	3.88	3-15-2031	6,200,000	4,995,867
Health care: 2.53%
Health care equipment & supplies: 0.45%
Hologic Incorporated 144A	3.25	2-15-2029	5,440,000	4,649,568
Health care providers & services: 1.71%
AMN Healthcare Incorporated 144A	4.00	4-15-2029	1,000,000	845,000
AMN Healthcare Incorporated 144A	4.63	10-1-2027	1,000,000	916,770
Catalent Pharma Solutions Incorporated 144A	3.13	2-15-2029	1,000,000	820,433
Davita Incorporated 144A	4.63	6-1-2030	13,550,000	10,567,130
Encompass Health Corporation	4.63	4-1-2031	5,500,000	4,453,486
				17,602,819
Life sciences tools & services: 0.17%
Charles River Laboratories Incorporated 144A	4.00	3-15-2031	2,000,000	1,704,896
Pharmaceuticals: 0.20%
Bausch Health Companies Incorporated 144A	5.25	2-15-2031	1,500,000	767,663
Organon Finance 1 LLC 144A	5.13	4-30-2031	1,500,000	1,294,245
				2,061,908
Industrials: 2.06%
Aerospace & defense: 0.98%
TransDigm Group Incorporated	4.63	1-15-2029	9,000,000	7,245,180
TransDigm Group Incorporated	6.38	6-15-2026	3,000,000	2,805,000
				10,050,180
Commercial services & supplies: 0.26%
ACCO Brands Corporation 144A	4.25	3-15-2029	2,000,000	1,639,200
Stericycle Incorporated 144A	3.88	1-15-2029	1,310,000	1,070,925
				2,710,125
See accompanying notes to portfolio of investments

Allspring Diversified Capital Builder Fund  |  3

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Construction & engineering: 0.82%
Dycom Industries Incorporated 144A	4.50%	4-15-2029	$ 9,720,000	$ 8,486,629
Information technology: 1.53%
Electronic equipment, instruments & components: 0.73%
TTM Technologies Incorporated 144A	4.00	3-1-2029	8,890,000	7,476,055
IT services: 0.03%
Gartner Incorporated 144A	3.63	6-15-2029	350,000	303,230
Semiconductors & semiconductor equipment: 0.39%
Synaptics Incorporated 144A	4.00	6-15-2029	5,000,000	4,059,900
Software: 0.38%
Citrix Systems Incorporated	3.30	3-1-2030	4,000,000	3,901,504
Materials: 3.39%
Chemicals: 1.89%
Koppers Incorporated 144A	6.00	2-15-2025	8,190,000	7,605,725
Tronox Incorporated 144A	4.63	3-15-2029	5,310,000	4,269,771
Valvoline Incorporated 144A	3.63	6-15-2031	9,495,000	7,596,000
				19,471,496
Containers & packaging: 1.50%
Ball Corporation	2.88	8-15-2030	12,000,000	9,658,877
Berry Global Incorporated 144A«	4.50	2-15-2026	1,189,000	1,105,378
Sealed Air Corporation 144A	5.00	4-15-2029	5,000,000	4,675,000
				15,439,255
Real estate: 1.46%
Equity REITs: 1.46%
Iron Mountain Incorporated 144A	4.50	2-15-2031	12,350,000	10,091,741
SBA Communications Corporation	3.13	2-1-2029	6,000,000	4,911,000
				15,002,741
Utilities: 0.90%
Electric utilities: 0.90%
NRG Energy Incorporated 144A	5.25	6-15-2029	1,000,000	892,500
Vistra Operations Company LLC 144A	4.38	5-1-2029	10,000,000	8,366,300
				9,258,800
Total Corporate bonds and notes (Cost $174,154,365)				146,309,690
Yankee corporate bonds and notes: 1.72%
Health care: 0.80%
Pharmaceuticals: 0.80%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	16,000,000	8,266,865
Industrials: 0.24%
Electrical equipment: 0.24%
Sensata Technologies BV 144A	4.00	4-15-2029	2,880,000	2,442,470
See accompanying notes to portfolio of investments

4  |  Allspring Diversified Capital Builder Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 0.41%
Technology hardware, storage & peripherals: 0.41%
Seagate HDD	3.13%	7-15-2029	$ 1,500,000	$ 1,177,064
Seagate HDD	4.09	6-1-2029	3,488,000	2,999,680
				4,176,744
Materials: 0.27%
Chemicals: 0.27%
Methanex Corporation	5.25	12-15-2029	3,293,000	2,783,935
Total Yankee corporate bonds and notes (Cost $27,462,052)				17,670,014

		Yield	Shares
Short-term investments: 0.62%
Investment companies: 0.62%
Allspring Government Money Market Fund Select Class ♠∞		1.26	5,554,635	5,554,635
Securities Lending Cash Investments LLC ♠∩∞		1.56	865,800	865,800
Total Short-term investments (Cost $6,420,435)				6,420,435
Total investments in securities (Cost $860,109,396)	99.86%			1,028,229,198
Other assets and liabilities, net	0.14			1,412,725
Total net assets	100.00%			$1,029,641,923

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Allspring Diversified Capital Builder Fund  |  5

Portfolio of investments—June 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,420,686	$129,629,148	$(127,495,199)	$0	$0	$5,554,635	5,554,635	$7,546
Securities Lending Cash Investments LLC	0	3,971,835	(3,106,035)	0	0	865,800	865,800	2,329#
				$0	$0	$6,420,435		$9,875

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

6  |  Allspring Diversified Capital Builder Fund

Notes to portfolio of investments—June 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Allspring Diversified Capital Builder Fund  |  7

Notes to portfolio of investments—June 30, 2022 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$3,097,400	$0	$0	$3,097,400
Financials	4,687,500	0	0	4,687,500
Health care	303,534,730	0	0	303,534,730
Industrials	186,069,079	0	0	186,069,079
Information technology	237,952,670	0	0	237,952,670
Materials	122,487,680	0	0	122,487,680
Corporate bonds and notes	0	146,309,690	0	146,309,690
Yankee corporate bonds and notes	0	17,670,014	0	17,670,014
Short-term investments
Investment companies	6,420,435	0	0	6,420,435
Total assets	$864,249,494	$163,979,704	$0	$1,028,229,198
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2022, the Fund did not have any transfers into/out of Level 3.

8  |  Allspring Diversified Capital Builder Fund